Business acquisitions (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) Center	Oct. 31, 2021 USD ($)	Oct. 01, 2021 USD ($)	Mar. 26, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 26, 2019 USD ($) $ / shares
Business acquisitions:
Deferred consideration funds held in escrow account					$ 1,274,402
Earn-out consideration payable				$ 7,223,630
Deferred and contingent consideration payable	$ 1,250,000				$ 11,369,429
Achieve
Business acquisitions:
Purchase price	7,731,879
Cash Paid	6,585,931
Earn-out consideration payable	0	$ 0		$ 10,319,429
Unaudited annual consolidated revenue	54,899,318
Unaudited annual consolidated loss	24,671,142
Achieve TMS West Acquisition [Member]
Business acquisitions:
Purchase price						$ 10,772,258
Cash Paid						6,886,812
Equity interests of acquirer						$ 2,611,044
Purchase price of common shares | $ / shares						$ 12.10
Earn-out consideration payable						$ 10,319,429
Cash and cash equivalents recognised as of acquisition date						$ 175,346
Number of instruments or interests issued or issuable						286,347
Achieve TMS East Acquisition [Member]
Business acquisitions:
Purchase price			$ 7,905,700
Cash Paid			6,655,700
Deferred consideration funds held in escrow account			$ 1,250,000
Deferred and contingent consideration payable	$ 1,250,000
Number of TMS Centers acquired | Center	17
Cash and cash equivalents recognised as of acquisition date	$ 1,250,000
Unaudited annual consolidated revenue	853,844
Unaudited annual consolidated loss	$ 164,011